Condensed Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (6,655)	$ (7,607)	$ (10,223)	$ (8,800)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	41	60	77	87
Gain on disposal of property and equipment				(10)
Non-cash stock-based compensation	649	1,243	1,535	1,846
Value of non-marketable equity securities recognized as revenue	(9)
Fair value of common stock issued in exchange for patent and technology rights		228	228
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(10)	10	131	(139)
Accounts payable	(706)	(63)	878	122
Accrued expenses	302	441	104	(793)
Deferred revenue		(47)	(47)	(71)
Net cash used in operating activities	(6,388)	(5,735)	(7,317)	(7,758)
Cash flows from investing activities:
Purchase of short-term investments	(2,000)	(8,000)	(8,000)	(5,000)
Maturities of short-term investments	5,500		2,500	8,000
Cash paid for purchase of property and equipment	(2)	(39)	(57)	(95)
Proceeds from disposal of property and equipment				12
Net cash provided by (used in) investing activities	3,498	(8,039)	(5,557)	2,917
Cash flows from financing activities:
Net proceeds from the issuance of common stock	152	9,266	9,266	1,886
Proceeds from the issuance of common stock upon the exercise of warrants		16	198
Proceeds from the issuance of common stock in connection with the employee stock purchase plan		31	31	61
Net cash provided by financing activities	152	9,313	9,495	1,947
Net decrease in cash and cash equivalents	(2,738)	(4,461)	(3,379)	(2,894)
Cash and cash equivalents at the beginning of period	5,117	8,496	8,496	11,390
Cash and cash equivalents at the end of period	$ 2,379	4,035	5,117	8,496
Supplemental disclosure of non-cash investing and financing activities:
Exchange of Series A convertible preferred stock into Series A-1 convertible preferred stock		2,000	2,000	3,000
Conversion of Series A and Series A-1 convertible preferred stock into common stock		6,814	6,814	3,882
Fair value of Series A and Series A-1 convertible preferred stock dividends		209	209	4,130
Series A and Series A-1 convertible preferred stock dividends		$ 126	$ 126	$ 596